MET INVESTORS SERIES TRUST

SUPPLEMENT DATED SEPTEMBER 20, 2012

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2012, AS AMENDED JUNE 6, 2012

RAINIER LARGE CAP EQUITY PORTFOLIO

The Board of Trustees of Met Investors Series Trust (the “Trust”) has approved a change of subadviser for the Rainier Large Cap Equity Portfolio (the “Portfolio”) from Rainier Investment Management, Inc. (“Rainier”) to Jennison Associates LLC (“Jennison”) to be effective November 2, 2012, pursuant to a new subadvisory agreement between the Trust’s investment adviser, MetLife Advisers, LLC, and Jennison. Effective November 2, 2012, the name of the Portfolio will change to Jennison Large Cap Equity Portfolio, and, unless noted otherwise below, all references to the former name of the Portfolio contained in the Trust’s Statement of Additional Information (the “SAI”) will change to the Portfolio’s new name and references in the SAI to Rainier will change to Jennison. The Insurance Companies (as defined in the Portfolio’s prospectus) may temporarily continue to refer to Rainier and to the Portfolio by its original name in their forms and communications until such documents can be revised.

In connection with the changes described above, the following changes to the SAI pertaining to the Portfolio are effective November 2, 2012:

In the section entitled “Appendix A—Summary of Investment Strategies,” the information pertaining to the Portfolio’s investments strategies has been amended. Accordingly, the tables and corresponding footnotes on pages A-3, A-5, A-7, A-10 and A-11 of Appendix A are deleted in their entirety and replaced with the tables and footnotes set forth below.

The first table on page A-3 of Appendix A is deleted in its entirety and replaced with the following:

	Asset Backed Securities	Bank Capital Securities	Bonds	Brady Bonds	Collateralized Obligations	Convertible Securities	Credit Default Swaps	Credit Linked Notes	Depositary Receipts(1)	Dollar Rolls	Event- Linked Bonds	Exchange Traded Grantor Trusts	Exchange- Traded Notes	Floaters
RCM Technology	N	N	Y	N	N	Y	N	Y-5%	Y	N	N	Y	Y	N
Jennison Large Cap Equity	N	N	Y	N	N	Y	N	N	Y	N	N	N	N	N
SSgA Growth ETF	N	N	N	N	N	N	N	N	N	N	N	Y	Y	N
SSgA Growth and Income ETF	N	N	N	N	N	N	N	N	N	N	N	Y	Y	N
T. Rowe Price Large Cap Value	N	N	Y	N	N	Y	N	N	Y	N	N	N	N	N
T. Rowe Price Mid Cap Growth	Y-10%	N	Y	N	N	Y	N	N	Y	N	N	N	N	N
Met/Templeton Growth	N	Y	Y	N	N	Y	N	N	Y	N	N	Y	Y	N
Met/Templeton International Bond	Y-10%	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y-5%	N	Y	Y-15%
Third Avenue Small Cap Value	N	N	Y	N	N	Y	N	N	Y	N	N	N	N	N
Turner Mid Cap Growth	N	N	N	N	N	N	N	N	Y-10%	N	N	Y	N	N
Van Kampen Comstock	N	Y	Y	N	N	Y	N	N	Y	N	N	N	N	N

The table on page A-5 of Appendix A is deleted in its entirety and replaced with the following:

	Foreign Currency Transactions(3)	Foreign Securities	Forward Commitments, When-Issued and Delayed Delivery Securities	High Yield, High Risk Debt Securities	Hybrid Investments	Illiquid Securities or Non-Publicly Traded Securities	Inflation- Indexed Bonds	Indexed Securities	Interest Rate Transactions(4)	Investment Grade Corporate Debt Securities
Morgan Stanley Mid Cap Growth	Y	Y-25%	Y-15%	N	N	Y-15%	N	N	N	N
PIMCO Inflation Protected Bond	Y	Y-30%(20)	Y	Y-10%	Y-5%	Y-15%	Y	Y	Y	Y
PIMCO Total Return	Y	Y-30%(20)	Y	Y-10%	Y-5%	Y-15%	Y	Y	Y	Y
Pioneer Fund	Y	Y-20%(9)	Y	Y-5%	Y-5%	Y-15%	Y	Y	N	Y
Pioneer Strategic Income	Y	Y-85%	Y	Y-70%(13)	Y-10%	Y-15%	Y	Y	Y	Y
Pyramis® Government Income	N	Y-5%	Y	N	N	Y-10%	Y-50%	Y-50%	Y-75%	Y
RCM Technology	Y	Y-50%	Y-15%	N	Y-5%	Y-15%	N	N	N	Y
Jennison Large Cap Equity	Y	Y-20%(10)	Y	N	N	Y	N	N	N	N
SSgA Growth ETF	N	N	N	N	N	N	N	N	N	N
SSgA Growth and Income ETF	N	N	N	N	N	N	N	N	N	N
T. Rowe Price Large Cap Value	Y	Y-25%	N	Y-10%	Y-10%	Y-15%	N	N	N	N
T. Rowe Price Mid Cap Growth	Y	Y-25%	Y-10%	Y-10%	Y-10%	Y-15%	N	N	N	Y
Met/Templeton Growth	Y	Y	N	N	N	Y-15%	Y	N	N	Y
Met/Templeton International Bond	Y	Y	Y-15%	Y-25%	Y-5%	Y-15%	Y	Y-10%	Y	Y
Third Avenue Small Cap Value	Y	Y-35%(11)	Y-15%	Y-5%	Y-5%	Y-15%	N	N	N	Y
Turner Mid Cap Growth	Y	Y-10%	Y	N	N	Y-15%	N	N	N	N
Van Kampen Comstock	Y	Y-25%	Y	N	N	Y-15%	N	Y	N	Y

The table on page A-7 of Appendix A is deleted in its entirety and replaced with the following:

	Money Market Securities	Mortgage- Backed Securities	Mortgage Dollar Roll Transactions	Municipal Fixed Income Securities	Options and Futures Strategies(14)	Other Investment Companies	Preferred Stocks	Real Estate Investments	Repurchase Agreements	Reverse Repurchase Agreements
Lord Abbett Bond Debenture	Y	Y	Y	Y	Y-5%	Y	Y	Y-5%	Y	Y
Lord Abbett Mid Cap Value	Y	N	N	N	Y-5%	Y	Y	Y	Y	Y
MFS® Emerging Markets Equity	Y	Y	N	N	Y-10%	Y	Y	Y-5%	Y	N
MFS® Research International	Y	Y	N	N	Y-10%	Y	Y	Y-5%	Y	N
MetLife Balanced Plus Portfolio	Y	Y	Y	Y	Y	Y	Y	N	Y	Y
Morgan Stanley Mid Cap Growth	Y	N	N	N	Y-5%	Y	Y-10%	Y-10%	Y	Y
PIMCO Inflation Protected Bond	Y	Y	Y	Y	Y	Y	Y-10%	Y	Y	Y
PIMCO Total Return	Y	Y	Y	Y	Y	Y	Y-10%	Y	Y	Y

	Money Market Securities	Mortgage- Backed Securities	Mortgage Dollar Roll Transactions	Municipal Fixed Income Securities	Options and Futures Strategies(14)	Other Investment Companies	Preferred Stocks	Real Estate Investments	Repurchase Agreements	Reverse Repurchase Agreements
Pioneer Fund	Y	Y	N	Y	Y	Y	Y	Y-20%	Y	N
Pioneer Strategic Income	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Pyramis® Government Income	Y	Y	Y-70%	Y-5%	Y-25%	Y	N	N	Y	Y-35%
RCM Technology	Y	N	N	N	Y	Y	Y	Y-5%	Y	Y
Jennison Large Cap Equity	Y	N	N	N	Y	N	Y	Y-5%	Y	N
SSgA Growth ETF	Y	N	N	N	N	Y	N	N	Y	N
SSgA Growth and Income ETF	Y	N	N	N	N	Y	N	N	Y	N
T. Rowe Price Large Cap Value	Y	N	N	N	Y	Y	Y	N	N	N
T. Rowe Price Mid Cap Growth	Y	Y-10%	N	N	Y-5%	Y	Y	Y-10%	Y	N
Met/Templeton Growth	Y	N	N	N	Y-5%	N	Y	Y-5%	Y	N

The table and footnotes on pages A-10 and A-11 of Appendix A are deleted in their entirety and replaced with the following:

	Rights and Warrants	Securities Loans(16)	Senior Loans and Other Direct Indebtedness	Short Sales(17)	Standby Commitment Agreements	Structured Notes	Swaps(18)	Trade Claims	U.S. Government Securities	Zero Coupon, Deferred Interest and PIK Bonds
Jennison Large Cap Equity	Y(21)	Y	N	N	N	N	N	N	Y	N
SSgA Growth ETF	N	Y	N	N	N	N	N	N	Y	N
SSgA Growth and Income ETF	N	Y	N	N	N	N	N	N	Y	N
T. Rowe Price Large Cap Value	Y	Y	N	N	N	N	N	N	Y	Y
T. Rowe Price Mid Cap Growth	Y	Y	Y-5%	N	N	Y	N	N	Y	Y
Met/Templeton Growth	Y	Y	Y	N	Y	Y	Y	Y	Y	N
Met/Templeton International Bond	Y	Y	Y-10%	Y-5%	Y	Y	Y	Y	Y	Y
Third Avenue Small Cap Value	Y	Y	Y	N	N	N	N	N	Y	N
Turner Mid Cap Growth	Y	Y	N	N	N	N	N	N	Y	N
Van Kampen Comstock	Y(19)	Y	N	N	Y	N	N	Y	Y	N

(1)	Considered to be foreign securities except that the BlackRock High Yield, Goldman Sachs Mid Cap Value, Jennison Large Cap Equity, Legg Mason ClearBridge Aggressive Growth, Lord Abbett Bond Debenture, Lord Abbett Mid Cap Value, RCM Technology and Turner Mid Cap Growth Portfolios do not consider American Depositary Receipts listed on a U.S. exchange to be foreign securities.
(2)	The responses are based on a look-through of the exchange-traded funds held by the tactical sleeve of the BlackRock Global Tactical Strategies Portfolio.
(3)	“Foreign Currency Transactions” include: (1) forward foreign currency exchange contracts, (2) foreign currency futures contracts, (3) put and call options on foreign currency futures contracts and on foreign currencies, (4) the purchase and sale of foreign currency on a spot (or cash) basis and (5) currency swaps.

(4)	“Interest Rate Transactions” include: (1) interest rate swaps, (2) put and call options on interest rate swaps, (3) interest rate caps and floors, (4) interest rate futures contracts and (5) put and call options on interest rate futures contracts.
(5)	The Portfolio will not invest more than 10% in emerging market equities.
(6)	The Subadviser will typically hold no more than 30% of the Portfolio’s assets in foreign securities. The Subadviser does not consider securities of companies domiciled outside of the U.S. but which conduct a majority of their business in the U.S. and whose securities are traded on a U.S. exchange to be “foreign securities.”
(7)	The Subadviser does not consider securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be “foreign securities.”
(8)	25% limit in emerging markets.
(9)	The Portfolio will not invest more than 5% in emerging market equities.
(10)	The 20% limitation on foreign securities does not apply to American Depositary Receipts, American Depositary Shares or similar receipts and shares traded in the U.S. markets.
(11)	The Subadviser intends to limit its investments in foreign securities to companies issuing U.S. dollar denominated American Depositary Receipts which, in the judgment of its Subadviser, otherwise provide financial information which provides the Subadviser with substantially similar financial information as SEC disclosure requirements.
(12)	The Portfolio may invest up to 5% in securities rated lower than B by S&P or Moody’s.
(13)	Not more than 20% of its assets will be invested in debt securities related below CCC by S&P or the equivalent by another nationally recognized statistical rating organization or determined to be of equivalent quality by the Subadviser.
(14)	“Options and Futures Strategies” include: (1) stock index futures contracts, bond futures contracts, U.S. Treasury futures contracts and commodity futures contracts and (2) put and call options on securities, stock indices and stock index futures contracts. “Options and Futures Strategies” do not include: (1) foreign currency futures contracts, (2) put and call options on foreign currency futures contracts and on foreign currencies, (3) interest rate futures contracts or (4) put and call options on interest rate futures contracts.
(15)	The Portfolio will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Portfolio’s total assets.
(16)	Limited to 33 1/3% of the value of the Portfolio’s total assets.
(17)	The Janus Forty (up to 8% of its total assets), PIMCO Inflation Protected Bond, PIMCO Total Return and RCM Technology Portfolios may make short sales of securities that they do not own.
(18)	“Swaps” include swap contracts that reference certain indices (fixed income indices, stock indices, commodity indices and prices and total return on interest rate indices), and may also include equity total return swaps, swaps on bond futures, swaps on commodity futures, swaps on futures (including, but not limited to, equity futures and equity index futures) and inflation swaps. “Swaps” do not include: (1) credit default swaps, (2) currency swaps or (3) interest rate swaps.
(19)	The Portfolio will not invest in warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio’s net assets or if, as a result, more than 2% of the Portfolio’s net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange.
(20)	The Portfolio will not invest more than 30% of its total assets in securities denominated in foreign securities.
(21)	The Portfolio may not invest more than 5% of its total assets in unattached warrants or rights.

*    *    *

In the section entitled “Appendix C—Proxy Voting Policies,” the proxy voting policy of Rainier is deleted and replaced in its entirety with the following:

Jennison Associates LLC Proxy Voting Policy Summary

Conflicts of interest may arise in voting proxies. Jennison Associates LLC (“Jennison”) has adopted a proxy voting policy to address these conflicts.

Jennison actively manages publicly traded equity securities and fixed income securities. It is the policy of Jennison that where proxy voting authority has been delegated to and accepted by Jennison, all proxies shall be voted by investment professionals in the best interest of the client without regard to the interests of Jennison or other related parties, based on recommendations as determined by pre-established guidelines either adopted by Jennison or provided by the client. Secondary consideration is permitted to be given to the public and social value of each issue. For purposes of this policy, the “best interests of clients” shall mean, unless otherwise specified by the client, the clients’ best economic interests over the long term—that is, the common interest that all clients share in seeing the value of a common investment increase over time. Any vote that represents a potential material conflict is reviewed by Jennison Compliance and referred to the Proxy Voting Committee to determine how to vote the proxy if Compliance determines that a material conflict exists.

In voting proxies for international holdings, which we vote on a best efforts basis, we will generally apply the same principles as those for U.S. holdings. However, in some countries, voting proxies result in additional restrictions that have an economic impact or cost to the security, such as “share blocking”, where Jennison would be restricted from selling the shares of the security for a period of time if Jennison exercised its ability to vote the proxy. As such, we consider whether the vote, either itself or together with the votes of other shareholders, is expected to have an effect on the value of the investment that will outweigh the cost of voting. Our policy is to not vote these types of proxies when the costs outweigh the benefit of voting, as in share blocking.

In an effort to discharge its responsibility, Jennison has examined third-party services that assist in the researching and voting of proxies and development of voting guidelines. After such review, Jennison has selected an independent third party proxy voting vendor to assist it in researching and voting proxies. Jennison will utilize the research and analytical services, operational implementation and recordkeeping and reporting services provided by the proxy voting vendor. The proxy voting vendor will research each proxy and provide a recommendation to Jennison as to how best to vote on each issue based on its research of the individual facts and circumstances of the proxy issue and its application of its research findings. It is important to note while Jennison may review the research and analysis provided by the vendor, the vendor’s recommendation does not dictate the actual voting instructions nor Jennison’s Guidelines. The proxy voting vendor will cast votes in accordance with Jennison’s Guidelines, unless instructed otherwise by a Jennison Investment Professional, as set forth below, or if Jennison has accepted direction from a Client, in accordance with the Client’s Guidelines.

In voting proxies for quantitatively derived holdings and Jennison Managed Accounts (i.e., “wrap”) where the securities are not held elsewhere in the firm, Jennison has established a custom proxy voting policy with respect to the voting of these proxies. Proxies received in these circumstances will be voted utilizing the Jennison’s guidelines. Additionally, in those circumstances where no specific Jennison guideline exists, Jennison will vote using the recommendations of the proxy voting vendor.

For securities on loan pursuant to a client’s securities lending arrangement, Jennison will work with either custodian banks or the proxy voting vendor to monitor upcoming meetings and call stock loans, if possible, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant investment professional shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan. It is important to note that in order to recall securities on loan in time to vote, the process must be initiated PRIOR to the record date of the proxy. This is extremely difficult to accomplish as Jennison is rarely made aware of the record date in advance.

It is further the policy of Jennison that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records, as required by the Advisers Act, is to be made available to clients.

These procedures are intended to provide Jennison with the reasonable assurance that all clients’ accounts are being treated fairly so that no one client’s account is systematically advantaged.

*    *    *

In the section entitled “Appendix D—Portfolio Managers,” the information concerning the portfolio managers of the Portfolio is deleted and replaced in its entirety with the following:

Jennison Large Cap Equity Portfolio

Other Accounts Managed(1)

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category(2)	Total Assets in Accounts in Category(2) (thousands)	Number of Accounts in Category		Total Assets in Accounts in Category (thousands)
Kathleen A. McCarragher	Registered Investment Companies	12	$10,615,183	2		$1,967,694

	Other Pooled Investment Vehicles	2	$418,771	0		N/A

	Other Accounts	23	$4,006,462	0		N/A

Spiros Segalas	Registered Investment Companies	15	$29,864,018	0		N/A

	Other Pooled Investment Vehicles	3	$533,207	1	(3)	$8,334	(3)

	Other Accounts	6	$2,021,795	0		N/A

Michael A. Del Balso	Registered Investment Companies	12	$13,771,001	0		N/A

	Other Pooled Investment Vehicles	5	$1,089,706	0		N/A

	Other Accounts(4)	5	$551,164	0		N/A

(1)	Information regarding other accounts managed is as of July 31, 2012.
(2)	Excludes performance fee account(s).
(3)	The portfolio manager only manages a portion of the account(s) subject to a performance fee. The market value shown reflects the portion of the account(s) managed by the portfolio manager.
(4)	“Other accounts” excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.

Material Conflicts of Interest

In managing other portfolios (including affiliated accounts), certain potential conflicts of interest may arise. Potential conflicts include, for example, conflicts among investment strategies, conflicts in the allocation of investment opportunities, or conflicts due to different fees. As part of its compliance program, Jennison has adopted policies and procedures that seek to address and minimize the effects of these conflicts.

Jennison’s portfolio managers typically manage multiple accounts. These accounts may include, among others, mutual funds, separately managed advisory accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, foundations), commingled trust accounts, other types of unregistered commingled accounts (including hedge funds), affiliated single client and commingled insurance separate accounts, model nondiscretionary portfolios, and model portfolios used for wrap fee programs. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may recommend the purchase (or sale) of certain securities for one portfolio and not another portfolio. Securities purchased in one portfolio may perform better than the securities purchased for another portfolio.

Similarly, securities sold from one portfolio may result in better performance if the value of that security declines. Generally, however, portfolios in a particular product strategy (e.g., large cap growth equity) with similar objectives are managed similarly. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, timing of investments, fees, expenses and cash flows.

Furthermore, certain accounts (including affiliated accounts) in certain investment strategies may buy or sell securities while accounts in other strategies may take the same or differing, including potentially opposite, position. For example, certain strategies may short securities that may be held long in other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short. Jennison has policies and procedures that seek to mitigate, monitor and manage this conflict.

In addition, Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly and equitably. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and the allocation of transactions across multiple accounts. Some accounts have higher fees, including performance fees, than others. Fees charged to clients differ depending upon a number of factors, including, but not limited to, the particular strategy, the size of the portfolio being managed, the relationship with the client, the service requirements and the asset class involved. Fees may also differ based on the account type (e.g. commingled accounts, trust accounts, insurance company separate accounts or corporate, bank or trust-owned life insurance products.) Some accounts, such as hedge funds and alternative strategies, have higher fees, including performance fees, than others. Based on these factors, a client may pay higher fees than another client in the same strategy. Also, clients with larger assets under management generate more revenue for Jennison than smaller accounts. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying accounts or accounts with more assets under management over the other accounts or allocate more time to the management of one account over another.

Furthermore, if a greater proportion of a portfolio manager’s compensation could be derived from an account or group of accounts, which include hedge fund or alternative strategies, than other accounts under the portfolio manager’s management, there could be an incentive for the portfolio manager to favor the accounts that could have a greater impact on the portfolio manager’s compensation. While Jennison does not monitor the specific amount of time that a portfolio manager spends on a single portfolio, senior Jennison personnel periodically review the performance of Jennison’s portfolio managers as well as periodically assess whether the portfolio manager has adequate resources to effectively manage the accounts assigned to that portfolio manager.

Compensation

Jennison seeks to maintain a highly competitive compensation program designed to attract and retain outstanding investment professionals, which include portfolio managers and research analysts, and to align the interests of its investment professionals with those of its clients and overall firm results. Overall firm profitability determines the total amount of incentive compensation pool that is available for investment professionals. Investment professionals are compensated with a combination of base salary and cash bonus. In general, the cash bonus comprises the majority of the compensation for investment professionals. Additionally, senior investment professionals, including portfolio managers and senior research analysts, are eligible to participate in a deferred compensation program where all or a portion of the cash bonus can be invested in a variety of predominantly Jennison-managed investment strategies on a tax-deferred basis.

Investment professionals’ total compensation is determined through a subjective process that evaluates numerous qualitative and quantitative factors. There is no particular weighting or formula for considering the factors. Some portfolio managers may manage or contribute ideas to more than one product strategy and are evaluated accordingly.

The factors reviewed for the portfolio managers are listed below in order of importance:

The following primary quantitative factor is reviewed for the portfolio managers:

•

One and three year pre-tax investment performance of groupings of accounts relative to market conditions, pre-determined passive indices, such as the Russell 1000® Growth Index, and industry peer group data for the product strategy (e.g., large cap growth, large cap value) for which the portfolio manager is responsible;

The qualitative factors reviewed for the portfolio managers may include:

•	Historical and long-term business potential of the product strategies;

•	Qualitative factors such as teamwork and responsiveness; and

•	Other individual factors such as experience and other responsibilities such as being a team leader or supervisor may also affect an investment professional’s total compensation.

Ownership of Securities(1)

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Kathleen A. McCarragher	X
Spiros Segalas	X
Michael A. Del Balso	X

(1)	As of July 31, 2012.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SAI FOR FUTURE REFERENCE